Wireless Licenses, Goodwill And Other Intangible Assets (Amortization Expense For Other Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Wireless Licenses, Goodwill And Other Intangible Assets [Abstract]
Amortization expense for other intangible assets	$ 1,505	$ 1,812	$ 1,970